TRADE RECEIVABLES, NET (Details Narrative)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for allowance for credit loss of trade receivables	$ 306,180	$ 2,383,000	$ (3,158,000)
Trade Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for allowance for credit loss of trade receivables		$ 2,473,000	$ (3,158,000)